Expense Example - Buffered Bulldog ETF by C.J. Lawrence, a division of Apollon [Member]	Oct. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 240